PROPERTY PLANT AND EQUIPMENT NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 157,383	$ 107,868
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(10,516)	(6,014)
Property, plant and equipment, net	146,867	101,854
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	2,329	2,329
Buildings And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	81,826	46,210
Pipelines [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,250	619
Storage Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	55,006	27,875
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Interest Costs Capitalized	2	1
Property, Plant and Equipment, Gross	$ 972	$ 30,835